Debt - Non-Recurring Fair Value Measurement (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Commercial paper, Carrying Amount	$ 0	$ 489
Total Debt, Carrying Amount	9,725	12,345
Total Debt, Fair Value	10,300	13,920
Money Market Lines of Credit [Member]
Debt Instrument [Line Items]
Money market lines of credit, Carrying Amount	53	91
Total Debt, Fair Value	53	91
Commercial Paper [Member]
Debt Instrument [Line Items]
Commercial paper, Carrying Amount		489
Total Debt, Fair Value		489
Notes and Debentures [Member]
Debt Instrument [Line Items]
Notes and debentures, Carrying Amount	9,672	11,765
Total Debt, Fair Value	$ 10,247	$ 13,340